Schedule of income tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Deferred tax assets:
Accrued expenses and others	¥ 129	¥ 288
Inventory provision	32,204	35,313
Impairment on prepayments	70	72
Impairment of long-lived assets	46	47
Product warranty		57
Intercompany unrealized profit	4,640	4,506
Net operating loss carryforward	43,725	28,066
Total deferred tax assets before valuation allowance	80,814	68,349
Valuation allowance	(23,606)	(1,079)
Total deferred tax assets	57,208	67,270
Deferred tax liabilities:
Unrealized gain and accrued interest income on investments	(256)	(290)
Accelerated tax depreciation	(1,739)	(1,184)
Total deferred tax liabilities	(1,995)	(1,474)
Deferred tax assets, net	¥ 55,213	¥ 65,796